[FIRST PHILIPPINE LOGO OMITTED]

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001

                                                                February 6, 2002

Dear Shareholder:

    On December 31, 2001, The First Philippine Fund Inc.'s ("Fund") net assets totaled US$33.2 million, equivalent to a per share net asset value ("NAV") of $3.08. On this date, the Fund's share price closed at $2.57. The Fund's NAV and share price declined by 29.2% and by 23.9%, respectively, in 2001. Over the past six months, NAV dropped by 19.0% and the share price by 19.4%. The bulk of the slump, however, occurred earlier in the year. In the last two months of 2001, the Fund's NAV appreciated by 12.8% and the Fund's share price rose by 12.7%. This strong recovery allowed the Fund's NAV to show a slight quarterly gain of 0.3% in the fourth quarter of 2001. In this period, the Fund's share price declined by 1.2%.

    The discount the Fund's shares traded to NAV stood at 16.6% on December 31, 2001, much lower than the 22.4% discount registered at the end of 2000. This narrowing has been achieved to some degree through the Fund's share repurchase program that began last May. By the end of 2001, the Fund bought back a total of 425,000 shares. The Fund's average discount declined from 18.3% in the first half of 2001 to 14.5% in the second half of 2001.

THE PAST YEAR REVIEWED

    The Fund's performance last year was set against a most challenging environment for global stock markets, which reeled from a slowing world economy and the war on terrorism. But even without these, 2001 in the Philippines was particularly eventful. The Philippine stock market hit its high early in the year, in the days leading to the peaceful revolution that resulted in a change of government. The new Macapagal-Arroyo administration inherited a slowing economy battered by a gaping fiscal deficit and weak global demand. By mid-year, sentiment took a blow as anti-administration groups rioted in Manila and the renegade Abu Sayyaf group took American hostages in the south. And, as with most other global markets, the Philippine stock market plunged to its year's low a month after the World Trade Center attack.

    The Philippine composite index ("Phisix"), the Fund's benchmark, declined by 24.4% and by 16.0% in US dollar terms in the full year and in the second half of 2001, respectively. However, the direction of the Philippine stock market turned dramatically in the last two months of the past year. After losing 12.9% of its value in October, the Phisix gained 18.2% in November and December, resulting in a quarterly gain of 3.0% in US-dollar terms in the fourth quarter of 2001.

    While most Asian markets were also rebounding during this period - driven by liquidity returning to the region - the Philippines was outperforming its neighbors. This was due in part to President Gloria Macapagal-Arroyo's visit to the United States last November wherein the President was able to secure substantial investment commitments as well as military assistance from the US government for use in the fight against terrorist groups. By the end of the year, newspapers showcased headlines indicating foreign investor interest in the food and beverage, housing and banking sectors. These also boosted sentiment in the local stock market.

A ROBUST START FOR 2002

    The market's strong rally continued in January 2002. The Phisix shot up by 17.6% in US-dollar terms, the best in the world in January. The Fund's NAV and share price performed even better, up 18.2% and 24.9%, respectively. In addition to the commencement in January of military training exercises between US and Philippine armed forces, a good economic scorecard for 2001 was likely a major catalyst for improved investor sentiment on the Philippines.

    The country's gross domestic product ("GDP") in the fourth quarter of 2001 surprised on the upside, rising by 3.8% against the government's expectation of 3.7% and the consensus forecast of 3.1%. This followed a 3.3% growth in GDP in the previous quarter and allowed full year 2001 GDP to grow by 3.4%, slightly above government's target of 3.3% and better than most of its Asian neighbors. While exports slowed during the year, strong growth in agriculture and services
- particularly in telecommunications - picked up the slack. On the expenditure side, a resilient domestic demand was the main growth driver.

    The government stayed close to its budget deficit target for 2001 - a major achievement. Inflation stayed at single digits, the peso stabilized, and interest rates eased. In January, Moody's upgraded the country's sovereign rating, and this should help open financing opportunities for the country and its corporations. With a recovery in the US economy by the second half of 2002, sustained agricultural output and domestic consumption, and the government's ability to raise offshore funds, the economic prospects in the new year appear more upbeat. The government is targeting stronger 2002 GDP growth of between 4.0% and 4.5%.

SUSTAINING CONFIDENCE IN THE PHILIPPINES

    Despite the renewed optimism on the country's economic outlook, the market's early rally may falter if investor confidence is not sustained. The Philippines' challenges for 2002 include reducing further a still-high level of political risk, forcefully addressing rising criminality, and improving and broadening corporate earnings growth, without which the market will remain more expensive than other Asian stock markets. Structural reforms that improve the country's long-term competitiveness must also continue to be pursued.

    The Fund will continue to be significantly invested but stock selective, preferring industry leaders and well-managed companies at attractive valuations. This strategy has allowed the Fund to significantly capture the market's recent gains. With global economic growth expected to pick up later in the year, companies with healthy balance sheets and resilient income streams will be joined in favor by restructuring stories. A more benign economic environment will allow restructuring companies to tap financial markets, clean up balance sheets and enhance competitiveness and profitability. The Fund looks forward to a more rewarding year for Philippine companies in general.

    As always, we thank you for your continued interest in the Philippines and support for The First Philippine Fund.


                                        Sincerely yours,

                                        /S/ LILIA C. CLEMENTE


                                        Lilia C. Clemente
                                        DIRECTOR, PRESIDENT & CEO

                                        /S/ JOAQUIN G. HOFILENA

                                        Joaquin G. Hofilena
                                        VICE PRESIDENT AND PORTFOLIO MANAGER

THE FIRST PHILIPPINE FUND INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


                                                               Number of Shares        Value
-------------------------------------------------------------------------------------------------------------
PHILIPPINE SECURITIES (99.0%)
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (12.5%)
CONGLOMERATES (94.1%)
   Aboitiz Equity Ventures, Inc.                                  17,200,000       $   525,750
   Alsons Consolidated Resources, Inc. (b)(c)                      15,000,000           20,894
   Ayala Corp.                                                     36,464,323        3,042,800
   Benpres Holdings Corp. (c)                                     29,109,700           337,896
   Metro Pacific Corp. (c)                                         15,550,000           90,250
   Pryce Corp. (c)                                                 19,490,000           64,099
   Uniwide Holdings, Inc. (c)                                      20,687,000           70,037
-------------------------------------------------------------------------------------------------------------
                                                                                     4,151,726
-------------------------------------------------------------------------------------------------------------

CONSTRUCTION/ENGINEERING (1.5%)
   DMCI  Holdings, Inc. (c)                                        25,604,000           89,161
   Union Cement Corp. (c)                                          22,038,041          409,296
-------------------------------------------------------------------------------------------------------------
                                                                                       498,457
-------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (12.4%)
   Bank of the Philippine Islands                                   1,679,068        1,867,797
   Bankard, Inc.                                                    6,470,000          130,176
   Equitable PCI Bank, Inc. (c)                                       836,000          396,247
   Metropolitan Bank & Trust Co.(c)                                   439,400        1,742,639
-------------------------------------------------------------------------------------------------------------
                                                                                     4,136,859
-------------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (23.4%)
   Cosmos Bottling Corp. (c)                                        5,109,000          573,268
   Del Monte Pacific Ltd. (f)                                       2,400,000          493,907
   Jollibee Foods Corp.                                             3,880,545          919,649
   La Tondena Distillers, Inc.                                      2,347,800        1,067,388
   San Miguel Corp. - A                                             4,990,086        4,151,165
   Universal Robina Corp.                                           6,778,200          576,980
-------------------------------------------------------------------------------------------------------------
                                                                                     7,782,357
-------------------------------------------------------------------------------------------------------------

MEDIA (3.7%)
   ABS-CBN Broadcasting Corp. PDR (e)                               2,649,900        1,217,549
-------------------------------------------------------------------------------------------------------------
                                                                                     1,217,549
-------------------------------------------------------------------------------------------------------------

PORT OPERATIONS (0.9%)
   International Container Terminal Services, Inc. (c)              7,643,750          310,541
-------------------------------------------------------------------------------------------------------------
                                                                                       310,541
-------------------------------------------------------------------------------------------------------------

REAL ESTATE DEVELOPMENT (20.4%)
   Ayala Land, Inc.                                                26,589,585        2,494,863
   Belle Corp. (c)                                                  5,900,008           63,917
   Filinvest Land, Inc. (c)                                        40,487,499        1,300,237
   SM Prime Holdings, Inc.                                         24,100,000        2,937,319
-------------------------------------------------------------------------------------------------------------
                                                                                     6,796,336
-------------------------------------------------------------------------------------------------------------

TECHNOLOGY (2.1%)
   Ionics, Inc.                                                     2,475,000          301,654
   Music Corp. (c)                                                  1,900,000           12,130
   SPI Technologies, Inc.(c)                                        1,400,500          379,319
-------------------------------------------------------------------------------------------------------------
                                                                                       693,103
-------------------------------------------------------------------------------------------------------------


                 See Accompanying Notes to Financial Statements

THE FIRST PHILIPPINE FUND INC.
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2001 (UNAUDITED)

                                                                             Number of Shares        Value
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (14.2%)
     Digital Telecommunications Philippines, Inc. (c)                            20,200,000     $     148,501
     Globe Telecomunications, Inc. (c)                                               52,000           684,078
     Philippine Long Distance Telephone Co. ADR (d)                                 475,020         3,914,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,746,744
---------------------------------------------------------------------------------------------------------------------------
   UTILITIES (3.0%)
     Manila Electric Co. - A (c)                                                  2,257,600           993,624
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     993,624
---------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
     (Cost $67,053,856)                                                                            31,327,296
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Par
                                                                 Maturity             (000)
---------------------------------------------------------------------------------------------------------------------------

BONDS (1.9%)
     Bacnotan Consolidated Industries, Inc., 5.50%
       (Cost $1,750,000)                                         06/21/04            $1,750           621,250
---------------------------------------------------------------------------------------------------------------------------

CALL ACCOUNTS (3.0%)
     Philippine Pesos (g)
       (Cost $1,021,427)                                                                            1,014,214
---------------------------------------------------------------------------------------------------------------------------

TOTAL PHILIPPINE SECURITIES
       (Cost $69,825,286)                                                                          32,962,760
---------------------------------------------------------------------------------------------------------------------------

UNITED STATES SECURITIES (1.0%)
---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.0%)
     American Express Credit Corp., 1.59%
       (Cost $348,000)                                           01/02/02               348           348,000
---------------------------------------------------------------------------------------------------------------------------

TOTAL UNITED STATES SECURITIES                                                                        348,000
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (100%)
       (Cost $70,173,283) (a)                                                                   $  33,310,760
                                                                                                =============

(a) Aggregate cost for Federal Income tax purposes is $70,173,283.
    Aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
               Excess of market value over tax cost                                             $  1,558,246
               Excess of tax cost over market value                                               (38,420,769)
                                                                                                -------------
                                                                                                $ (36,862,523)
                                                                                                =============

(b) At fair value as determined by the Board of Directors.
(c) Non-income producing security.
(d) ADR-- American Depository Receipt.
(e) PDR-- Philippine Depository Receipt.
(f) Singapore security- 1.5% of total investments.
(g) Daily interest is being accrued at a rate of 4% of the outstanding balance.

                 See Accompanying Notes to Financial Statements

THE FIRST PHILIPPINE FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                              December 31, 2001
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value (Cost $70,173,283) ...................................................        $33,310,760
Cash ......................................................................................                659
Dividends receivable ......................................................................             32,527
Interest receivable. ......................................................................             51,173
Prepaid expenses ..........................................................................              5,476
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS .............................................................................          33,400,595
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for treasury stock repurchased. ..................................................              15,125
Advisory fee payable .....................................................................              46,112
Accrued expenses payable .................................................................             115,268
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES ........................................................................             176,505
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   (applicable to 10,800,000 common shares outstanding) ..................................         $33,224,090
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
   ($33,224,090/10,800,000) ..............................................................               $3.08
---------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Capital Stock .........................................................................        $    112,250
   Paid-in capital .......................................................................         119,893,558
   Cost of 425,000 shares held in treasury ...............................................          (1,209,718)
   Accumulated net investment loss .......................................................            (501,703)
   Accumulated net realized loss on investments ..........................................         (48,207,774)
   Net unrealized depreciation on investment, foreign currency holdings
    and other assets and  liabilities denominated in foreign currency ....................         (36,862,523)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................................................         $33,224,090
---------------------------------------------------------------------------------------------------------------------------

                                                                                                       For the
                                                                                              Six Months Ended
                                                                                             December 31, 2001
STATEMENT OF OPERATIONS                                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of taxes withheld $59,049) ..............................................       $    177,147
   Interest (net of taxes withheld $940) ..................................................             71,440
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME ...................................................................            248,587
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Investment advisory fee ................................................................            178,483
   Trustee fee ............................................................................             75,617
   Administration fee .....................................................................             62,913
   Legal fees .............................................................................             58,977
   Custodian fee ..........................................................................             37,166
   Audit fee ..............................................................................             27,725
   Directors fees .........................................................................             27,475
   NYSE Listing fee .......................................................................             17,644
   Printing ...............................................................................             12,602
   Insurance ..............................................................................              5,448
   Transfer agent fee .....................................................................              3,550
   Miscellaneous ..........................................................................             27,725
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES ............................................................................            535,325
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS. ......................................................................           (286,738)
---------------------------------------------------------------------------------------------------------------------------
REALIZED  AND  UNREALIZED  GAINS  (LOSSES)  ON  INVESTMENTS,   FOREIGN  CURRENCY
   HOLDINGS, AND OTHER ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES:
   Net realized loss on:
    Security Transactions .................................................................           (296,308)
    Foreign currency transactions .........................................................            (13,144)
---------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
    Investments ...........................................................................         (7,612,541)
    Foreign currency holding and other assets and liabilities denominated in
      foreign currency ....................................................................             25,400
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized losses on investments,  foreign currency holdings
    and other assets and liabilities denominated in foreign currency ......................         (7,896,593)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................        $(8,183,331)
---------------------------------------------------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

THE FIRST PHILIPPINE FUND INC.
                                                                                     For the
                                                                            Six Months Ended                For the
                                                                           December 31, 2001             Year Ended
STATEMENT OF CHANGES IN NET ASSETS                                               (Unaudited)          June 30, 2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
    Net investment loss ..................................................       $  (286,738)          $   (346,430)
    Net realized loss on security transactions ...........................          (296,308)           (15,229,320)
    Net realized loss on foreign currency transactions ...................           (13,144)              (627,460)
    Net change in unrealized appreciation (depreciation)
       on investments, foreign currency holdings and other
       assets and liabilities denominated in foreign currency ............        (7,587,141)                21,840
-------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations ..................        (8,183,331)           (16,181,370)
-------------------------------------------------------------------------------------------------------------------
   Capital share transactions:
    Shares repurchased ...................................................          (919,348)              (290,370)
-------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets ..........................................        (9,102,679)           (16,471,740)
-------------------------------------------------------------------------------------------------------------------
   Net assets:
    Beginning of period ..................................................        42,326,769             58,798,509
-------------------------------------------------------------------------------------------------------------------
    End of period (including accumulated net investment loss of
       ($501,703) and ($214,965), respectively) ..........................       $33,224,090           $ 42,326,769
-------------------------------------------------------------------------------------------------------------------


                 See Accompanying Notes to Financial Statements


THE FIRST PHILIPPINE FUND INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                    For the Six
                                                   Months Ended
                                                 December 31, 2001                   For the Year Ended June 30,
                                                                       --------------------------------------------------------
                                                    (Unaudited)         2001        2000       1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............    $  3.80       $  5.24     $  9.73    $   6.51     $ 16.61    $  21.18
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss .............................      (0.03)        (0.03)      (0.06)      (0.07)      (0.06)      (0.21)
   Net realized and unrealized gains (losses) on
    investments, foreign currency holdings and
    other assets and liabilities denominated in
    foreign currencies .............................      (0.82)        (1.56)      (4.43)       3.29      (10.04)      (2.86)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations .      (0.85)        (1.59)      (4.49)       3.22      (10.10)      (3.07)
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
   Distributions from net realized long-term gains .         --            --          --          --          --       (1.50)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ..................         --            --          --          --          --       (1.50)
-------------------------------------------------------------------------------------------------------------------------------
SHARES REPURCHASED
   Effect of shares repurchased ....................       0.13          0.15          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net asset value ..........      (0.72)        (1.44)      (4.49)       3.22      (10.10)      (3.07)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of  period ....................    $  3.08         $3.80       $5.24       $9.73       $6.51      $16.61
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF PERIOD ..............    $  2.57         $3.19       $4.06       $8.63       $5.75      $13.75
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
   Based on market value* ..........................     (19.44)%***   (21.43)%    (52.90)%     50.00%     (58.18)%    (10.88)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ...............    $33,224       $42,327     $58,799    $109,256     $73,068    $186,465
Ratios to average net assets:
    Operating expenses .............................       3.00%**       2.38%       1.88%       2.07%       1.91%       1.75%
    Net investment loss ............................      (1.61)%**    (0.71)%     (0.86)%     (1.02)%      (0.68)%     (1.10)%
Portfolio turnover .................................       1.47%        34.71%      14.37%      16.26%      23.10%      15.32%
-------------------------------------------------------------------------------------------------------------------------------

  *Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges and brokerage commissions.

 **Annualized.

***Not Annualized.



                 See Accompanying Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (UNAUDITED)
-------------


A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The First Philippine Fund Inc. (the "Fund") was incorporated in the State of Maryland on September 11, 1989. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment management company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimated and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities for which market quotations are readily available are valued at the last sales price or lacking any sales, at the mean between the current bid and asked prices. Securities that are traded over-the-counter are valued at the mean between the current bid and asked prices. Securities totaling $20,894 (0.06% of net assets), for which market values are not readily available or average trading volume is small relative to the Fund's holdings, are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost.

     2. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

     3. TAX STATUS: No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. For the period ended December 31, 2001, no U.S. Federal income or excise tax provision was required. Dividends and interest income are subject to withholding tax at various rates not exceeding 25% and such tax is recorded on the accrual basis at the time when the related income is recorded.

        The Fund has a capital loss carry forward in the amount of $43,464,865, of which $466,990, $7,894,662, $8,691,345 and $26,411,868 are available as a reduction of future net capital gains distributed and expire in the years ended 2005, 2007, 2008 and 2009 respectively.

     4. FOREIGN CURRENCY: The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities and other assets and liabilities at the Philippine peso exchange rate at the end of the period; and

         (II) purchases and sales of investment securities, income and expense at the Philippine peso rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are realized upon ultimate receipt or disbursement.

         The Fund does not generally isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (CONT'D) (UNAUDITED)



     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     The change in unrealized appreciation/depreciation of foreign currency holdings and other assets and liabilities denominated in foreign currencies represents the change in the value of the foreign currencies and other assets and liabilities arising as a result of changes in foreign exchange rates.

     Foreign security and currency transactions may involve certain conditions and risks not typically associated with those of domestic origin as a result of, among other factors, the level of government supervision and regulation of foreign securities markets and the possibilities of political or economic instability.

     5. DISTRIBUTION OF INCOME AND GAINS: The Fund intends to distribute to shareholders, at least annually, substantially all of its net investment income and expects to distribute annually any net capital gains in excess of net capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% Federal excise tax.

        The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

     6. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with respect to dollar-denominated debt securities of United States issuers. The Fund's custodian takes possession of collateral pledged for investment in the repurchase agreements. To the extent that any repurchase transaction exceeds one business day; the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

B.  MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     The Fund has entered into an Investment Advisory Agreement for portfolio management services with Clemente Capital, Inc. (the "Investment Adviser") and a Trust Agreement with the Philippine National Bank (the "Trustee") for certain services relating to the Philippine Trust. The Investment Advisory Agreement is approved on an annual basis and provides for the Investment Adviser to receive a fee computed weekly and payable monthly at the annual rate of 1% of the Fund's average weekly net assets. For the six months ended December 31, 2001, the Investment Adviser earned $178,483 from the Fund, of which $18,195 was payable to the Investment Adviser at December 31, 2001.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (CONT'D) (UNAUDITED)
------------


     PNB Investments Limited (the "Philippine Adviser"), a wholly-owned subsidiary of the Trustee, provides the Investment Adviser with investment advice, research and assistance pursuant to a Research Agreement with the Investment Adviser. For its services, the Philippine Adviser receives from the Investment Adviser a fee at an annual rate of .35% of the Fund's average weekly net assets. For the six months ended December 31, 2001, the Investment Adviser paid $62,469 to the Philippine Adviser.

     Substantially all of the Fund's assets are invested through and held in the Philippine Trust. Under the Trust Agreement, the Trustee receives a monthly fee at the annual rate of .15% of the Fund's average weekly net assets held in the Philippine Trust, subject to a minimum fee of $150,000 for administration of the Philippine Trust. The Trust Agreement remains in effect for the life of the Fund unless terminated in accordance with its terms. For the six months ended December 31, 2001, the Trustee earned fees of $75,617, of which $37,807 was payable to the Trustee at December 31, 2001.

     PFPC Inc. (the "Administrator") provides administrative and accounting assistance to the Fund. Under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate of .10% of the Fund's average weekly net assets, subject to a minimum annual fee of $124,800. For the six months ended December 31, 2001, the Administrator earned fees of $62,913, of which $20,857 was payable to the Administrator at December 31, 2001.

     The Fund pays each of its Directors who is not a director, officer or employee of the Investment Advisor, the Philippine Adviser or the Trustee an annual fee of $8,000 plus $750 for each meeting of the Board or of a committee of the Board attended in person plus certain out-of-pocket expenses.

C.  CAPITAL STOCK

     The authorized capital stock of the Fund is 25,000,000 shares of common stock $.01 par value. Of the 10,800,000 shares outstanding at December 31, 2001, Clemente Capital, Inc. and PNB Investment Limited each owned 5,000 shares.

D.  SHARE REPURCHASE PROGRAM

     On May 4, 2001, the Fund commenced a share repurchase program for the purpose of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value from that date through December 31, 2001, the Fund repurchased 425,000 shares or 3.8% of its common stock. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the achievement of the foregoing objectives subject to review by the Board of Directors.

E.  PORTFOLIO ACTIVITY

     Purchases and sales of securities, other than short-term obligations, aggregated $1,086,082 and $510,265, respectively, for the six months ended December 31, 2001.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2001 (CONT'D) (UNAUDITED)
------------


F.  OTHER

     The Fund has obtained the approval of the Central Bank for the registration and conversion into pesos of all proceeds of the initial offering to be invested in the Philippine securities markets, which by its terms ensures repatriation of such investment and the remittance of profits and dividends accruing thereon. Not withstanding the foregoing, the right of the Fund to repatriate its investments in Philippine securities and to receive profits, capital gains and dividends in foreign exchange is subject to the power of the Central Bank, with the approval of the President of the Philippines, to restrict the availability of foreign exchange in the imminence of or during an exchange crisis or in times of national emergency.

     There are nationality restrictions on the ownership of certain equity securities of Philippine companies. Based on confirmations which the Fund received from Philippine governmental authorities, the Fund believes that it is permitted to make certain investments through the Philippine Trust that are otherwise available only to Philippine nationals.

     At December 31, 2001, 99.2% of the Fund was invested in Philippine securities. Future economic and political developments in that country could adversely affect the liquidity and/or value of the Philippine securities in which the Fund is invested.

G.  SUBSEQUENT EVENT - TENDER OFFER

     At the July 26, 2001 Board Meeting, the Board of Directors authorized an unlimited tender offer, at NAV, in one year's time for up to all of the Fund's outstanding shares or to otherwise allow shareholders to realize NAV for their shares. Such action will be taken if, on July 19, 2002, the average discount to NAV of the Fund's shares during the preceding twenty trading days equals or exceeds 12%.

SUMMARY OF THE FUND'S DIVIDEND REINVESTMENT PLAN
------------


    The following is a summary of the Fund's Dividend Reinvestment Plan (the "Plan"). Shareholders may participate in the Plan by completing an enrollment card available from American Stock Transfer & Trust Company (the "Plan Agent"), and forwarding it to the address below.

    The Fund intends to distribute to shareholders, at least annually, its net investment income from dividends and interest and, to the extent necessary, its net realized capital gains. Pursuant to the Plan, shareholders may elect to have all cash distributions automatically reinvested by the Plan Agent in Fund shares pursuant to the Plan.

    If the directors of the Fund declare a dividend from net investment income or a capital gains distribution payable either in the Fund's Common Stock or in cash, participants in the Plan will receive shares of Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then the Fund will issue such new shares at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the New York Stock Exchange, the next preceding trading day. If the net asset value exceeds the market price of the Fund shares at such time or if the Fund should declare a dividend or distribution payable only in cash, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund valued at the market price on the valuation date. The Fund may not issue shares below net asset value. Accordingly, the Plan Agent, as agent for the participants, will use the amount of the distribution to purchase Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants accounts on, or in any event within 30 days after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

    The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information for personal tax records. In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are certified from time to time by the shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

    There  is  no  charge  to   participants   for   reinvesting   dividends  or
distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

    The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable or required to be withheld on such dividends or distributions.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid for such dividend or distribution. The Plan also may be amended or terminated by the Plan Agent upon at least 30 days written notice to all shareholders. Participants may terminate participation in the Plan at any time upon giving written notice 30 days prior to the applicable dividend or distribution payment date. Additional information about the Plan may be obtained by writing American Stock Transfer & Trust Company (the Plan Agent) at 59 Maiden Lane, New York, NY 10007. Attention Shareholder Services: The First Philippine Fund Inc.

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

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

DIRECTORS AND OFFICERS
------------

Benjamin P. Palma Gil
DIRECTOR AND CHAIRMAN
Lilia C. Clemente
DIRECTOR, PRESIDENT AND CHIEF EXECUTIVE OFFICER
Leopoldo M. Clemente, Jr.
DIRECTOR, EXECUTIVE VICE PRESIDENT AND MANAGING DIRECTOR
Roberto de Ocampo
DIRECTOR
John Anthony B. Espiritu
DIRECTOR
Joseph A. O'Hare, S.J.
DIRECTOR
Robert B. Oxnam
DIRECTOR
Stephen J. Solarz
DIRECTOR
Santiago S. Cua, Jr.
EXECUTIVE VICE PRESIDENT AND MANAGING DIRECTOR
Joaquin G. Hofilena
VICE PRESIDENT AND TREASURER
Imelda Singzon
VICE PRESIDENT
Maria Distefano
ASSISTANT SECRETARY


EXECUTIVE OFFICES
------------

152 West 57th Street,  New York, NY 10019
(For latest net asset value and market
data, please call 212-765-0700 or access http://www.clementecapital.com.
For shareholder account inquiries, call
1-800-937-5449.)


------------
INVESTMENT ADVISER
Clemente Capital, Inc.


------------
ADMINISTRATOR
PFPC Inc.


------------
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company


------------
CUSTODIAN
Brown Brothers Harriman & Co.


------------
LEGAL COUNSEL
Fulbright & Jaworski L.L.P.


------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

                         SUMMARY OF GENERAL INFORMATION

------------
THE FUND

     The First Philippine Fund Inc. is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in equity securities of Philippine companies. The Fund is managed by Clemente Capital, Inc.


------------
SHAREHOLDER INFORMATION
     Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of most news-papers under the designation "FtPhil". The Fund's New York Stock Exchange trading symbol is FPF. Net asset value (NAV) and market price information about The First Philippine Fund Inc. shares are published each Monday in The Wall Street Journal, The New York Times and in other newspapers. For general information visit us at our web site http://www.clementecapital.com. For shareholder account inquiries call 1-800-937-5449.


------------
DIVIDEND REINVESTMENT PLAN
     Through its voluntary Dividend Reinvestment Plan, shareholders of The First
Philippine  Fund  Inc.  may  elect  to  receive   dividends  and  capital  gains
distributions in the form of additional shares of the Fund.

This report, including the financial information herein, is transmitted to the shareholders of The First Philippine Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.